Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Due from banks, non-interest-bearing	$ 345	$ 767
Due from banks, interest-bearing	62,644	57,239
Cash and cash equivalents	62,989	58,006
Investment in interest-earning time deposits	912	1,912
Investment securities available for sale	1,666	2,341
Loans held for sale	64,281	36,448
Loans receivable, net of allowance for credit losses (2024 $6,476; 2023 $6,758)	534,693	617,701
Accrued interest receivable	3,961	3,502
Investment in Federal Home Loan Bank stock, at cost	2,214	1,474
Bank-owned life insurance	4,447	4,329
Premises and equipment, net	1,626	2,656
Goodwill	515	515
Other intangible, net of accumulated amortization	77	125
Prepaid expenses and other assets	7,787	5,134
Assets from discontinued operations	0	19,975
Total Assets	685,168	754,118
Liabilities
Non-interest bearing	59,783	92,215
Interest-bearing	493,469	539,484
Total	553,252	631,699
Federal Home Loan Bank short-term borrowings	45,000	0
Federal Home Loan Bank long-term borrowings	2,855	29,022
Subordinated debt	22,000	21,957
Accrued interest payable	937	541
Advances from borrowers for taxes and insurance	3,122	3,730
Accrued expenses and other liabilities	5,385	2,438
Liabilities from discontinued operations	0	13,166
Total Liabilities	632,551	702,553
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock – $0.01 par value; 9,000,000 shares authorized; 3,108,993 and 2,895,675 issued as of December 31, 2024 and 2023,respectively; 2,626,535 and 2,407,048 outstanding at December 31, 2024 and 2023, respectively	31	29
Additional paid-in capital	22,976	20,299
Treasury stock, at cost: 482,458 and 488,627 shares at and December 31, 2024 and 2023, respectively	(3,588)	(3,568)
Accumulated other comprehensive loss	0	(10)
Retained earnings	33,198	31,741
Total Quaint Oak Bancorp, Inc. Stockholders’ Equity	52,617	48,491
Noncontrolling Interest	0	3,074
Total Stockholders’ Equity	52,617	51,565
Total Liabilities and Stockholders’ Equity	$ 685,168	$ 754,118